Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CAVA Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41721
Entity Tax Identification Number	47-3426661
Entity Address, Address Line One	14 Ridge Square NW
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20016
City Area Code	202
Local Phone Number	400-2920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001639438
Amendment Flag	false